Financial instruments - Fair Value of Financial Instruments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Line Items]
Convertible debentures		0
Fair Value
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	26,321	25,476
Derivative financial instruments, assets	36,299	13,250
Total financial assets, fair value	62,620	38,726
Long-term liabilities	1,261,340	785,473
Convertible debentures		1,319
Derivative financial instruments, liabilities	16,221	17,816
Total financial liabilities, fair value	1,277,561	804,608
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term liabilities	296,986	293,348
Convertible debentures		1,319
Total financial liabilities, fair value	296,986	294,667
Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	591	555
Total financial assets, fair value	591	555
Long-term liabilities	964,354	492,125
Convertible debentures		0
Derivative financial instruments, liabilities	11,440	8,517
Total financial liabilities, fair value	975,794	500,642
Level 3
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	26,321	25,476
Derivative financial instruments, assets	35,708	12,695
Total financial assets, fair value	62,029	38,171
Derivative financial instruments, liabilities	4,781	9,299
Total financial liabilities, fair value	4,781	9,299
Energy contracts | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		287
Energy contracts | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities
Energy contracts | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		287
Energy contracts | Designated as a hedge | Cash flow hedge | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	31,971	12,695
Derivative financial instruments, liabilities	4,781	9,012
Energy contracts | Designated as a hedge | Cash flow hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0	0
Derivative financial instruments, liabilities		0
Energy contracts | Designated as a hedge | Cash flow hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	31,971	12,695
Derivative financial instruments, liabilities	4,781	9,012
Energy contracts | Not designated as a hedge | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	3,737
Energy contracts | Not designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	0
Energy contracts | Not designated as a hedge | Level 3
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	3,737
Cross currency swap | Designated as a hedge | Net Investment Hedging | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109	408
Derivative financial instruments, liabilities	7,947	2,078
Cross currency swap | Designated as a hedge | Net Investment Hedging | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109	408
Derivative financial instruments, liabilities	7,947	2,078
Interest rate swaps | Not designated as a hedge | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	3,180	4,778
Interest rate swaps | Not designated as a hedge | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	3,180	4,778
Commodity contracts for regulatory operations | Fair Value
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	482	147
Derivative financial instruments, liabilities	313	1,661
Commodity contracts for regulatory operations | Level 2
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	482	147
Derivative financial instruments, liabilities	313	1,661
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable, fair value	22,678	22,757
Derivative financial instruments, assets	36,299	13,250
Total financial assets, fair value	58,977	36,007
Long-term liabilities	1,255,588	770,826
Convertible debentures		960
Derivative financial instruments, liabilities	16,221	17,816
Total financial liabilities, fair value	1,271,809	789,602
Carrying amount | Energy contracts
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities		287
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	31,971	12,695
Derivative financial instruments, liabilities	4,781	9,012
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	3,737
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	109	408
Derivative financial instruments, liabilities	7,947	2,078
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	3,180	4,778
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, assets	482	147
Derivative financial instruments, liabilities	313	1,661